Derivatives and fair value measurements - Fair Value Measurements - Derivative Assets/ (Liabilities) (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets/ (Liabilities)	$ (457)
Significant other observable inputs (Level 2)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets/ (Liabilities)	(457)
Interest Rate Swap
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets/ (Liabilities)	(478)
Interest Rate Swap | Significant other observable inputs (Level 2)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets/ (Liabilities)	(478)
Fuel pricing contracts
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets/ (Liabilities)	21
Fuel pricing contracts | Significant other observable inputs (Level 2)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets/ (Liabilities)	$ 21